STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Cash flows from operating activities
Net loss	$ (40,601)	$ (164,099)
Adjustment to reconcile net loss from operations:
Depreciation expense	13,410	10,962
Interest contribution	7,051	917
Changes in operating assets and liabilities:
Trade receivables		87,357
Inventory	42,612
Prepaid tax	(12,049)
Other receivables and deposits	(4,154)	(483,180)
Accounts payable and accrued expenses	(33,142)	(101,640)
Income tax payable	(1,441)	(13,201)
Other payables	(45,999)	(733,696)
Net cash used in operating activities	(74,313)	(1,396,580)
Cash flows from investing activities
Purchase of property and equipment	(1,550)	(96,169)
Advance made to related parties	(44,618)	(13,328)
Net cash used in investing activities	(46,168)	(109,497)
Cash flows from financing activities
Proceedsfrom issuance of common stock
Capital Contribution		305,591
Proceeds/(Repayment) to related party, net	55,175	(695,294)
Proceeds/(Repayments) from term loan, net	(10,640)
Net cash provided by financing activities	44,535	(389,703)
Effect of exchange rate changes	(22,329)	(50,848)
Net increase (decrease) in cash and cash equivalents	(98,275)	(1,946,628)
Cash and cash equivalents, beginning of period	174,113	2,140,669
Cash and cash equivalents, end of period	75,839	194,041
Supplemental cash flow information
Interest paid
Income taxes paid	$ 19,793	$ 13,201